Summary of Significant Accounting Policies: Stock-based compensation (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Stock-based compensation expense	$ 206,950	$ 19,030	$ 414,304	$ 30,092